Impairment charges / (reversals) (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Impairment Charges / (Reversals)

Impairment charges / (reversals) comprise:	2020	2019	2018
Impairment charges on financial assets, excluding receivables	291	133	71
Impairment reversals on financial assets, excluding receivables	(29)	(73)	(39)
Impairment charges and reversals on non-financial assets and receivables	128	109	46
Total	391	169	78

Summary of Impairment Charges on Financial Assets, Excluding Receivables

Impairment charges on financial assets, excluding receivables, from:	2020	2019	2018
Shares	42	7	5
Debt securities and money market instruments	162	50	30
Loans	87	76	35
Total	291	133	71

Summary of Impairment Reversals on Financial Assets, Excluding Receivables

Impairment reversals on financial assets, excluding receivables, from:	2020	2019	2018
Debt securities and money market instruments	(26)	(67)	(34)
Loans	(2)	(5)	(3)
Other	(1)	(1)	(2)
Total	(29)	(73)	(39)